Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	£ 1,757	£ 1,563
Right of use assets	142	99
Intangible assets	28,436	27,195
Deferred tax asset recognised for trading tax losses	220	312
Post-employment benefit assets	25	11
Derivative financial instruments	44	12
Other non-current assets	132	8
Total non-current assets	30,756	29,200
Current assets
Inventories	1,348	951
Trade and other receivables	1,881	2,207
Loan amounts owing from related parties		1,508
Cash and cash equivalents	684	414
Derivative financial instruments	50	5
Current tax receivables	96	166
Total current assets	4,059	5,251
Total assets	34,815	34,451
Current liabilities
Short-term borrowings	(437)	(79)
Trade and other payables	(3,621)	(3,002)
Loan amounts owing to related parties		(825)
Derivative financial instruments	(31)	(18)
Current tax payables	(210)	(202)
Short-term provisions	(71)	(112)
Total current liabilities	(4,370)	(4,238)
Non-current liabilities
Long-term borrowings	(10,003)	(87)
Deferred tax liabilities	(3,601)	(3,357)
Post-employment benefit obligations	(161)	(253)
Derivative financial instruments	(175)	(1)
Long-term provisions	(26)	(27)
Other non-current liabilities	(22)	(8)
Total non-current liabilities	(13,988)	(3,733)
Total liabilities	(18,358)	(7,971)
Net assets	16,457	26,480
Equity
Share capital	92	1
Other reserves	(11,537)	(11,632)
Translation reserve	1,046	448
Retained earnings	26,730	37,538
Shareholders' equity	16,331	26,355
Non-controlling interests	126	125
Total equity	£ 16,457	£ 26,480